Financial instruments related to commodity contracts - Cash flow hedge (Details) - Derivative financial instruments related to commodity contracts - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedge
Profit (Loss) recorded in other comprehensive income of the period	$ (730)	$ 2,670	$ 2,770
Recycled amount from other comprehensive income to the income statement of the period	(807)	(2,671)	117
Cash flow hedge
Cash flow hedge
Ineffective portion of hedge	$ 8	$ 127	$ 124